Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Jan. 15, 2015	Jan. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2017	[1]			$ 1,160
Expected benefit payments:
2017				1,519
2018				1,058
2019				947
2020				952
2021				930
2022-2026				4,391
Company contributions		$ 1,000		1,000	[2]	$ 1,000	[2]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2017	[1]			152
Expected benefit payments:
2017				152
2018				128
2019				118
2020				119
2021				112
2022-2026				503
Company contributions	[3]			151		158
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2017	[1]			175
Expected benefit payments:
2017				331
2018				333
2019				335
2020				350
2021				356
2022-2026				1,867
Company contributions	[4]			209		558
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2017	[1]			179
Expected benefit payments:
2017				186
2018				196
2019				198
2020				197
2021				196
2022-2026				919
Company contributions	[5]			$ (12)		$ 84
Subsequent Event [Member] | U.S. Qualified Pension Plans [Member]
Expected benefit payments:
Company contributions			$ 1,000

[1]	For the U.S. qualified plans, the $1.0 billion voluntary contribution, which was considered pre-funding for future anticipated mandatory contributions and is also expected to reduce Pension Benefit Guaranty Corporation variable rate premiums, was paid in January 2017.
[2]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2016.
[3]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations. The increase in the benefit obligation is primarily due to a decrease in the discount rate.
[4]	The unfavorable change in the international plans’ funded status was primarily due to plan losses related to a decrease in the discount rate (reflecting lower interest rates), partially offset by an increase in the actual return on plan assets.
[5]	The favorable change in the funded status of our postretirement plans was primarily due to plan amendments for certain U.S. and Puerto Rico postretirement plans. The U.S. plan change applied a fixed cap on costs for certain groups within the plan. The Puerto Rico plan change includes: (i) a cap on costs for certain groups within the plan, and (ii) the adoption of the EGWP. The changes resulted in reductions to the plan liabilities of $82 million for the U.S. postretirement plan and $95 million for the Puerto Rico postretirement plan.